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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09064

Cadre Institutional Investors Trust

(Exact name of registrant as specified in charter)

Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC
Airport Corporate Center, One Corporate Drive, Suite 101, Bohemia, New York 11716

(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 542-8890

Date of fiscal year end:  9/30/07

Date of reporting period:  Quarter ended 12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Cadre Institutional Investors Trust (the "Trust") is comprised of seven series as follows: Cadre Liquid Asset Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, SweepCash Fund - U.S. Government Series, SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The SweepCash Fund - U.S. Government Series and SweepCash Fund - Money Market Series have not yet commenced operations.

Cadre Liquid Asset Fund - Money Market Series and the Cadre Reserve Fund - Money Market Series (collectively the “Money Market Feeder Funds”) invest all of their investable assets in the Money Market Portfolio (the “Money Market Master Portfolio”). The Money Market Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Money Market Feeder Funds. The value of the Money Market Feeder Funds’ investments in the Money Market Master Portfolio reflects each Money Market Feeder Fund’s proportionate interest in the net assets of the Money Market Master Portfolio.

Cadre Reserve Fund - U.S. Government Series invests all of its investable assets in the U.S. Government Money Market Portfolio (the “U.S. Government Master Portfolio”). The U.S. Government Master Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as Cadre Reserve Fund - U.S. Government Series. The value of Cadre Reserve Fund - U.S. Government Series’ investment in the U.S. Government Master Portfolio reflects its proportionate interest in the net assets of the U.S. Government Master Portfolio.

As the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series invest all of their investable assets in the Money Market Master Portfolio and U.S. Government Master Portfolio, respectively, the Schedule of Investments for the Money Market Feeder Funds and Cadre Reserve Fund - U.S. Government Series have been excluded from this filing. The Schedule of Investments of the Money Market Master Portfolio and U.S. Government Master Portfolio as of December 31, 2007
are as follows:

Cadre Institutional Investors Trust Money Market Portfolio
Schedule of Investments
December 31, 2007
(Unaudited)

		Face Amount	Value
Certificate of Deposits (20.53%)
Calyon North America Inc.
5.06%	2/29/08	$ 14,000,000	$ 14,000,000
Citibank, N.A.
4.94%	1/18/08	5,000,000	5,000,000
Credit Suisse (NY)
*5.22%	11/24/08	12,000,000	12,000,000
Deutsche Bank (NY)
4.95%	1/18/08	7,000,000	7,000,000
Royal Bank of Scotland (NY)
5.15%	1/2/08	1,500,000	1,500,000
Wachovia Bank, N.A.
4.98%	2/27/08	12,000,000	12,000,000
Total Certificate of Deposits			51,500,000

Commercial Paper (66.85%)
ABN-Amro
5.15%	1/10/08	4,000,000	3,994,920
5.14%	1/14/08	10,000,000	9,981,691
Bank of America
5.09%	1/11/08	12,000,000	11,983,266
Barclay’s US Funding LLC
5.22%	1/11/08	9,000,000	8,987,125
5.45%	1/17/08	10,000,000	9,976,222
5.18%	1/28/08	1,000,000	996,183
BNP Paribas Finance, Inc.
4.94%	2/21/08	6,000,000	5,958,562
5.04%	3/10/08	2,000,000	1,980,910
Citigroup Funding, Inc.
5.45%	3/20/08	2,000,000	1,976,739
4.80%	4/25/08	5,000,000	4,924,931
General Electric Capital Corporation
5.21%	2/15/08	14,000,000	13,910,750
Goldman Sachs
* 4.92%	6/20/08	14,000,000	14,000,000
JP Morgan Chase & Co.
5.08%	1/14/08	8,000,000	7,985,498
5.12%	1/22/08	14,000,000	13,958,922
Morgan Stanley
5.66%	1/30/08	2,000,000	1,991,075
5.61%	2/28/08	3,000,000	2,973,610
5.12%	4/28/08	8,000,000	7,869,413
Societe Generale (NY)
5.17%	1/3/08	1,500,000	1,499,575
5.18%	1/14/08	10,000,000	9,981,547
5.22%	1/15/08	10,000,000	9,979,972
UBS Finance Delaware LLC
5.60%	1/10/08	10,500,000	10,485,575
5.50%	1/17/08	2,000,000	1,995,204
5.14%	2/11/08	10,357,000	10,297,374
Total Commercial Paper			167,689,064

U.S. Government and Agency Obligations (18.62%)
Fannie Mae Mortgage-Backed Security Discount Note
4.33%	3/3/08	$ 20,000,000	$ 19,854,278
Federal Farm Credit Bank Discount Notes
4.23%	2/15/08	2,000,000	1,989,500
Federal Farm Credit Bank Discount Notes
4.39%	1/23/08	15,000,000	14,959,942
4.35%	2/29/08	5,000,000	4,964,764
4.28%	3/27/08	5,000,000	4,949,356
Total U.S. Government and Agency Obligations			46,717,840

Repurchase Agreements (1.82%)
Deutsche Bank
4.75%	1/2/08	4,550,000	4,550,000
(Dated 12/31/07, repurchase price $4,551,201, collateralized by Freddie Mac securities, 5.00%, maturing 8/1/35, market value $4,641,000)
Total Repurchase Agreements			4,550,000
Total Investments (107.82%)			270,456,904
Other Liabilities in Excess of Other Assets (-7.82%)**			(19,609,564)
Net Assets (100.00%)			$250,847,340

*   Floating or variable rate instruments; rate shown is that which was in effect at December 31, 2007.
** Includes a $19,854,278 liability for securities purchased and not yet settled.

Cadre Institutional Investors Trust U.S. Government Money Market Portfolio
Schedule of Investments
December 31, 2007
(Unaudited)

		Face Amount	Value
U.S. Government and Agency Obligations (63.67%)
Fannie Mae Discount Notes
4.86%	1/10/08	$ 4,485,000	$ 4,479,627
Fannie Mae Mortgage-Backed Security Discount Notes
4.35%	2/1/08	15,000,000	14,945,875
4.49%	3/3/08	18,000,000	17,862,360
Fannie Mae Notes
4.62%	2/8/08	3,504,000	3,504,951
4.82%	2/15/08	5,111,000	5,116,374
4.41%	2/28/08	2,500,000	2,502,510
5.37%	6/30/08	2,000,000	1,973,700
4.31%	8/15/08	3,025,000	3,005,448
4.32%	8/25/08	5,000,000	5,013,411
Federal Farm Credit Bank Discount Notes
4.28%	1/11/08	10,000,000	9,988,139
4.23%	2/7/08	5,000,000	4,978,417
Federal Home Loan Bank Discount Notes
4.37%	1/18/08	20,000,000	19,958,869
4.35%	2/29/08	25,000,000	24,823,819
4.28%	3/27/08	15,000,000	14,848,067
Federal Home Loan Bank Notes
4.89%	1/14/08	2,500,000	2,500,736
5.31%	1/15/08	2,000,000	1,998,338
4.75%	6/10/08	1,000,000	1,001,021
5.08%	6/27/08	2,000,000	1,999,122
4.33%	9/12/08	1,500,000	1,499,113
4.54%	9/12/08	1,100,000	1,103,347
Federal Home Loan Bank Notes (Callable)
4.87%	8/5/08	1,500,000	1,488,122
4.55%	10/29/08	1,050,000	1,050,400
4.60%	11/28/08	5,000,000	5,000,000
4.62%	12/2/08	2,000,000	2,000,000
4.63%	12/4/08	5,000,000	5,000,000
Freddie Mac Notes
4.59%	3/15/08	750,000	747,162
4.32%	4/4/08	1,700,000	1,694,764
4.31%	5/7/08	2,000,000	1,995,390
5.07%	5/22/08	1,340,000	1,332,521
Freddie Mac Notes (Callable)
5.27%	6/15/08	1,000,000	994,393
5.35%	7/22/08	1,090,000	1,076,350
Total U.S. Government and Agency Obligations			165,482,346

Repurchase Agreements (41.75%)
Bear Stearns
4.50%	1/7/08	29,000,000	29,000,000

(Dated 12/10/07, repurchase price $29,101,500, collateralized by Fannie Mae securities, 3.46%-7.57%, maturing 7/1/24-1/1/37, market value $16,194,857; Freddie Mac securities, 4.87%-7.60%, maturing 5/1/29-6/1/37, market value $13,463,428)

Deutsche Bank
4.75%	1/2/08	26,505,000	26,505,000
(Dated 12/31/07, repurchase price $26,511,994, collateralized by Freddie Mac securities 5.00%-6.50%, maturing 7/1/37-11/1/37, market value $27,039,656)
4.73%	1/3/08	15,000,000	15,000,000
(Dated 11/30/07, repurchase price $15,005,913, collateralized by Freddie Mac securities 5.00%-6.50%, maturing 7/1/37-11/1/37, market value $15,302,578)
4.58%	1/29/08	10,000,000	10,000,000
(Dated 11/30/07, repurchase price $10,076,333, collateralized by Freddie Mac securities, 5.46%, maturing 9/1/37, market value $10,200,000)
Goldman Sachs
4.65%	1/4/08	28,000,000	28,000,000

(Dated 12/7/07, repurchase price $28,101,266, collateralized by Fannie Mae securities, 4.59%-6.58%, maturing 4/1/14-8/1/37, market value $16,865,512; Freddie Mac securities, 5.53%-7.43%, maturing 10/1/24-8/1/37, market value $11,694,488)

Total Repurchase Agreements			108,505,000
Total Investments (105.42%)			273,987,346
Other Liabilities in Excess of Other Assets (-5.42%)**			(14,079,794)
Net Assets (100.00%)			$ 259,907,552

*   Floating or variable rate instruments; rate shown is that which was in effect at December 31, 2007.
** Includes a $14,945,876 liability for securities purchased and not yet settled.

Item 2. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATIONS OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust

By (Signature and Title)* /s/ Martin P. Margolis
Martin P. Margolis, President

Date 2/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Martin P. Margolis
Martin P. Margolis, President

Date 2/28/2008

By (Signature and Title)* /s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date 2/28/2008

* Print the name and title of each signing officer under his or her signature.